Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Disclosure of Loss Allowances for Financial Assets, Including Account Receivables and Financial Assets Included in Prepayments and Other Current Assets, and Contract Assets (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accounts receivable [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	¥ 4,680	¥ 4,761	¥ 4,761
Accounts receivable [member] | Remeasurement [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		919
Current Prepayments And Other Current Assets [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		371
Current Prepayments And Other Current Assets [member] | Remeasurement [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		¥ 1
IAS 39 [member] | Accounts receivable [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets			3,842
IAS 39 [member] | Current Prepayments And Other Current Assets [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets			¥ 370